Prepaid Expenses and Deposits (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense, Current	$ 605,818	$ 116,389	$ 65,926
Prepaid expense and deposits current	$ 605,818
Previously Reported [Member]
Prepaid Expense, Current		116,389	$ 65,926
Revision of Prior Period, Adjustment [Member]
Prepaid Expense, Current		116,389
Prepaid expense and deposits current		$ 116,389